Net Income (Loss) per Common Unit (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended			9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 24, 2014 Subsequent Event [Member] Common Units [Member]	Jan. 22, 2014 Cheniere Energy Partners, LP [Member]	Jan. 21, 2014 Cheniere Energy Partners, LP [Member] Common Units [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Oct. 24, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member] Effective Yield Method [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member] Effective Yield Method [Member] Class B Units [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Effective Yield Method [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Effective Yield Method [Member] Class B Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.425	$ 0.425	$ 0.425			$ 0.425
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 2,130.0	$ 2,130.0
Amortization of Beneficial Conversion Feature of Class B Units							888.70%	888.70%	966.10%	966.10%